shark13f123110								shark13f123110
13F-HR
12/31/10
0001279471
jx3@bebi
NONE
1
Greg Langley
212-984-8835
greg_langley@tigersharklp.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment[  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     TigerShark Partners, LLC
Address:  101 Park Avenue, 33rd Floor
          New York, NY 10178

13 File Number: 28-10744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Sears
Title:     Managing Member
Phone:     212-984-2426
Signature, Place and Date of Signing:

    Michael Sears  February 14, 2010

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    58

Form 13F Information Table Value Total:    298359

                                                   FORM 13F INFORMATION TABLE
                             TITLE OF                     VALUE     SHARES/ SH/PUT/  INVSTMT   OTHER   VOTING AUTHORITY
  NAME OF ISSUER             CLASS              CUSIP    x($1000)   PRN AMT PRN CALL DISCRETN  MANAGERS SOLE  SHARED   NONe
  --------------------       ------------       --------  -------   ------- -------- -------- --------  ------  ------ -----
AMKOR TECHNOLOGY INC	     COM		031652100  2272	    306671	SH	Sole	0	306671	0	0
APPLE INC	             COM	        037833100  3520	    10913	SH	Sole	0	10913	0	0
ARRIS GROUP INC	             COM	        04269Q100  2889	    257461	SH	Sole	0	257461	0	0
AT&T INC	             COM	        00206R102  2641	    89879	SH	Sole	0	89879	0	0
BB&T CORP	             COM	        054937107   657	    25000	CALL	Sole	0	0	0	0
BED BATH & BEYOND INC	     COM	        075896100  3230	    65716	SH	Sole	0	65716	0	0
BENCHMARK ELECTRS INC	     COM	        08160H101  5966	   328501	SH	Sole	0	328501	0	0
CAMPBELL SOUP CO	     COM	        134429109  5935	   170804	SH	Sole	0	170804	0	0
CARTER INC                   COM	        146229109  5196	   176071	SH	Sole	0	176071	0	0
CISCO SYS INC	             COM	        17275R102  2747	   135811	SH	Sole	0	135811	0	0
CRACKER BARREL OLD CTRY STOR COM	        22410J106  2727	    49783	SH	Sole	0	49783	0	0
DIGITAL RLTY TR INC	     COM	        253868103 13565	   263200	CALL	Sole	0	0	0	0
DOVER MOTORSPORTS INC	     COM	        260174107   515	   289596	SH	Sole	0	289596	0	0
EXXON MOBIL CORP	     COM	        30231G102  2687     36749	SH	Sole	0	36749	0	0
GENERAL DYNAMICS CORP	     COM	        369550108  3963	    55849	SH	Sole	0	55849	0	0
HARBIN ELECTRIC INC          COM	        41145W109  3470	   200000	CALL	Sole	0	0	0	0
INTERNATIONAL BUSINESS MACHS COM	        459200101  3686	    25118	SH	Sole	0	25118	0	0
ISHARES TR DJ                US REAL EST	464287739 35625	   636612	SH	Sole	0	636612	0	0
ISHARES TR	             DJ US REAL EST	464287739 13430	   240000	CALL	Sole	0	0	0	0
ISHARES TR	             RUSSELL 2000	464287655 26889	   343671	SH	Sole	0	343671	0	0
JOHNSON & JOHNSON	     COM	        478160104  5759	    93113	SH	Sole	0	93113	0	0
L-3 COMMUNICATIONS HLDGS INC COM	        502424104  3616	    51300	SH	Sole	0	51300	0	0
LILLY ELI & CO	             COM	        532457108  5290	   150976	SH	Sole	0	150976	0	0
MARINEMAX INC                COM	        567908108   612	    65466	SH	Sole	0	65466	0	0
MCKESSON CORP 	             COM	        58155Q103  1766	    25095	SH	Sole	0	25095	0	0
MEMC ELECTR MATLS INC	     COM	        552715104  4175	   370797	SH	Sole	0	370797	0	0
MEMC ELECTR MATLS INC	     COM	        552715104  3394	   301400	PUT	Sole	0	0	0	0
MICROSOFT CORP	             COM	        594918104  3292	   117939	SH	Sole	0	117939	0	0
NEUTRAL TANDEM INC	     COM	        64128B108  4762	   329794	SH	Sole	0	329794	0	0
NEW ORIENTAL ED & TECH GRP I SPON ADR	        647581107  5767	    54800	CALL	Sole	0	0	0	0
NUANCE COMMUNICATIONS INC    COM 	        67020Y100  4727	   260000	CALL	Sole	0	0	0	0
ORACLE CORP                  COM	        68389X105  9764	   311934	SH	Sole	0	311934	0	0
PALL CORP	             COM	        696429307  3239	    65319	SH	Sole	0	65319	0	0
PEPSICO INC	             COM	        713448108 10282	   157383	SH	Sole	0	157383	0	0
PEPSICO INC	             COM	        713448108  2483	    38000	PUT	Sole	0	0	0	0
PHARMACEUTICAL PROD DEV INC  COM	        717124101  4037	   148764	SH	Sole	0	148764	0	0
PROCTER & GAMBLE CO	     COM	        742718109  3029	    47083	SH	Sole	0	47083	0	0
PROLOGIS	             SH BEN INT	        743410102  3029	   209700	PUT	Sole	0	0	0	0
RACKSPACE HOSTING INC	     COM	        750086100   314	    10000	CALL	Sole	0	0	0	0
ROCK-TENN CO	             CL A	        772739207  2254	    41773	SH	Sole	0	41773	0	0
ROVI CORP	             COM	        779376102   558	     9000	CALL	Sole	0	0	0	0
SONY CORP	             ADR NEW	        835699307 11763	   329400	CALL	Sole	0	0	0	0
SPDR GOLD TRUST	GOLD         SHS	        78463V107  5739	    41369	SH	Sole	0	41369	0	0
SRA INTL INC	             CL A	        78464R105  6347	   310378	SH	Sole	0	310378	0	0
STAPLES INC	             COM	        855030102  6393	   280752	SH	Sole	0	280752	0	0
SYMANTEC CORP	             COM	        871503108  8244	   492499	SH	Sole	0	492499	0	0
TECH DATA CORP	             COM	        878237106  5292	   120213	SH	Sole	0	120213	0	0
TESORO CORP	             COM 	        881609101  5303	   286009	SH	Sole	0	286009	0	0
THERMO FISHER SCIENTIFIC INC COM	        883556102  5947	   107421	SH	Sole	0	107421	0	0
TOTAL S A	             SPONSORED ADR	89151E109  3476	    65000	SH	Sole	0	65000	0	0
UNIT CORP 	             COM	        909218109  1919	    41296	SH	Sole	0	41296	0	0
VALUECLICK INC	             COM	        92046N102  2405	   150000	SH	Sole	0	150000	0	0
VALUECLICK INC	             COM 	        92046N102  2405	   150000	PUT	Sole	0	0	0	0
WAL MART STORES INC	     COM	        931142103  2973	    55118	SH	Sole	0	55118	0	0
WESCO INTL INC	             COM	        95082P105  2707	    51272	SH	Sole	0	51272	0	0
WONDER AUTO TECHNOLOGY INC   COM	        978166106  1849	   245200	CALL	Sole	0	0	0	0
WONDER AUTO TECHNOLOGY INC   COM	        978166106   308	    40900	PUT	Sole	0	0	0	0
ZHONGPIN INC	             COM	        98952K107  1530	    75000	CALL	Sole	0	0	0	0


S REPORT SUMMARY             58 DATA RECORDS                298359  0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED






13F: Report Creation

NOTE: The 13F-HR File ends on the line labled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       12/31/10
Client                       TigerShark Partners, LLC
Use Adjustments              No
Combine Funds                No
Report Data Records                             58
               Total Records   			58
               Total Omitted                    0
Report Market Value x($1000)                	298359
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
#   Cusip          Desciption        		Quantity	Market Value